CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS - Schedule of Performance Bonds and Guarantee Funds (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposit Assets [Line Items]
Margin deposits	$ 252,200	$ 353,742	$ 371,140
Security deposits	55,902	59,416	56,166
Total performance bonds and guarantee funds	308,102	413,158	427,306
Cash
Deposit Assets [Line Items]
Margin deposits	35,579	38,594	19,654
Security deposits	50,625	49,150	48,193
Total performance bonds and guarantee funds	86,204	87,744	67,847
US Treasury Bills
Deposit Assets [Line Items]
Margin deposits	216,621	315,148	351,486
Security deposits	5,277	10,266	7,973
Total performance bonds and guarantee funds	$ 221,898	$ 325,414	$ 359,459